Related party transactions - Interest income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related party transactions
Total interest income arising from financial assets	$ 411	$ 410	$ 850	$ 898
Associates
Related party transactions
Total interest income arising from financial assets	7	11	17	26
Castcrown Ltd
Related party transactions
Total interest income arising from financial assets	$ 7	$ 11	$ 17	$ 26